Related party transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions
Salaries, fees and short-term benefits	$ 633	$ 595	$ 662
Share-based payments	164	38	50
Total	$ 797	$ 633	$ 712